Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Reconciliation of the Canadian combined federal and provincial corporate income tax rates to the Company's loss before income taxes

The actual income tax provisions differ from the expected amounts calculated by applying the Canadian combined federal and provincial corporate income tax rates to the Company’s loss before income taxes. The components of these differences are as follows:

	2012	2011	2010
	$	$	$
Income (loss) before income tax	(51,039)	(189,503)	263,194
Combined statutory rate	25%	27%	29%
Expected income tax expense (recovery)	(12,500)	(50,000)	75,000

Increase (decrease) resulting from:
Impact of tax rate changes	-	3,000	(10,000)
Permanent differences and other	11,000	-	5,000
Change in valuation allowance	1,500	47,000	(70,000)
Future income tax provision (recovery)	-	-	-

Tax-effected deferred income tax assets

The Company’s tax-effected deferred income tax assets are estimated as follows:

	2012	2011	2010
	$	$	$
Mineral properties tax basis in excess of carrying value	2,631,000	2,649,000	2,637,000
Non-capital losses available	513,000	494,000	457,000
Other	2,000	3,000	4,000
Potential deferred income tax assets	3,147,000	3,145,000	3,098,000
Less: valuation allowance	(3,147,000)	(3,145,000)	(3,098,000)
Net Deferred Income Tax Asset	-	-	-

Non-capital losses reduce future taxable

The Company has approximately $2,037,000 (2010 - $1,974,000) of non-capital losses which can be applied to reduce future taxable income, expiring as follows:

Year of Expiry	Amount
$
2014	212,000
2015	211,000
2026	336,000
2027	429,000
2028	422,000
2029	-
2030	217,000
2031	146,000
2032	64,000
2,037,000